Basis of Preparation (Notes)	12 Months Ended
Dec. 31, 2021
Disclosure of notes and other explanatory information [Abstract]
Disclosure of basis of preparation of financial statements
2. BASIS OF PREPARATION

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), effective as of December 31, 2021.
These consolidated financial statements were approved for issuance by the Board of Directors on February 23, 2022.